Share-based compensation - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2024 EUR (€)
Disclosure Of Share Based Payments [Line Items]
Weighted-average contractual life for stock options outstanding		2 years 7 months 6 days		2 years 9 months 18 days	3 years 3 months 18 days
Weighted-average share price at exercise for options exercised (in dollars per share) | $ / shares	$ 337.09		$ 165.13		$ 158.59
Weighted average fair value at measurement date, share options granted (in dollars per share) | $ / shares	$ 119.79		$ 49.44		$ 43.56
Expected dividend, share options granted		€ 0
Increase decrease in expected life		1 year
Expense recognized to forfeiture credit for shares forfeited				€ 48,000,000
Cost of revenue
Disclosure Of Share Based Payments [Line Items]
Expense recognized to forfeiture credit for shares forfeited				2,000,000
Research and development
Disclosure Of Share Based Payments [Line Items]
Expense recognized to forfeiture credit for shares forfeited				27,000,000
Sales and marketing
Disclosure Of Share Based Payments [Line Items]
Expense recognized to forfeiture credit for shares forfeited				8,000,000
General and administrative
Disclosure Of Share Based Payments [Line Items]
Expense recognized to forfeiture credit for shares forfeited				€ 11,000,000
Employee Stock Option Plans
Disclosure Of Share Based Payments [Line Items]
Percentage of fair value of ordinary shares		150.00%
Vesting period		4 years
Options granted period		5 years
Employee Stock Option Plans | Minimum | Vesting Tranche After First Vesting Period
Disclosure Of Share Based Payments [Line Items]
Vesting period		3 months
Employee Stock Option Plans | Maximum | Vesting Tranche After First Vesting Period
Disclosure Of Share Based Payments [Line Items]
Vesting period		8 months
Restricted stock units
Disclosure Of Share Based Payments [Line Items]
Vesting period		4 years
Number of shares granted (in shares) | shares		732,639		1,379,324	2,914,248
Estimated amount required to remit to tax authorities if RSUs outstanding vest							€ 323,000,000
Restricted stock units | Minimum | Vesting Tranche After First Vesting Period
Disclosure Of Share Based Payments [Line Items]
Vesting period		3 months
Restricted stock units | Maximum | Vesting Tranche After First Vesting Period
Disclosure Of Share Based Payments [Line Items]
Vesting period		8 months
Other contingently issuable shares
Disclosure Of Share Based Payments [Line Items]
Number of shares granted (in shares) | shares		0		0	30,824
The Ringer | Other contingently issuable shares
Disclosure Of Share Based Payments [Line Items]
Vesting period						5 years
Number of shares granted (in shares) | shares						34,450
Number of ordinary shares represented by each equity instruments granted (in shares) | shares						1
Grant date fair value of each equity instrument (in dollars per share) | $ / shares						$ 145.14
The Podsights | Other contingently issuable shares
Disclosure Of Share Based Payments [Line Items]
Vesting period					4 years
Number of shares granted (in shares) | shares					30,824
Number of ordinary shares represented by each equity instruments granted (in shares) | shares					1
Grant date fair value of each equity instrument (in dollars per share) | $ / shares					$ 162.21